Loans Held for Sale - Summary of Activity in Gain on Loans Held for Sale, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans Held For Sale At Fair Value [Abstract]
Gain (Loss) on Sale of Securities, Net	$ 34,038	$ 42,185	$ 130,425	$ 145,455
Gain on sales of loans					$ 168,449	$ 82,518	$ 6,797
Change in fair value of IRLCs	4,956	(4,188)	3,944	(2,315)	(25,822)	523	2
Change in fair value of loans held for sale	915	(9,348)	(5,893)	(97)	10,489	(1,709)	(5,462)
Gain (loss) on economic hedge instruments					(17,214)	42,732	(1,075)
Loss (gain) on economic hedge instruments	(12,416)	(1,145)	(10,878)	(32,183)
Other	(195)	(286)	(664)	(819)	(1,605)	(2,370)	(47)
Gain on loans held for sale, net	$ 27,298	$ 27,218	$ 116,934	$ 110,041	$ 134,297	$ 121,694	$ 215